Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	979,686
Proposed Maximum Offering Price per Unit	82.07
Maximum Aggregate Offering Price	$ 80,402,830.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,103.63
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, $0.0001 par value per share (the "common stock"), of PennyMac Financial Services, Inc. (the "Registrant"), which become issuable under the Registrant's 2022 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of the outstanding shares of the Registrant's common stock. The price of $82.07 per share, which is the average of the high and low sales prices of the common stock of the Registrant as quoted on the New York Stock Exchange on June 3, 2026, is set forth solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) of the Securities Act.